Leases (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization of operating-lease right-of-use assets	$ 17,893	$ 23,156	$ 103,888
Operating-lease liabilities imputed interest	$ 904	$ 1,170	$ 12,184
Lease Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	2 years	2 years
Lease Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years	5 years